                                                    ANNUAL REPORT
--------------------------------------------------------------------------------


            [HOTCHKIS AND WILEY FUNDS]             JUNE 30, 2000
            725 SOUTH FIGUEROA STREET              [LOGO]
                    SUITE 4000
        LOS ANGELES, CALIFORNIA 90017-5400         HOTCHKIS AND WILEY FUNDS
                   800-236-4479
                                                   LOW DURATION FUND
                INVESTMENT ADVISER                 --------------------------------------------------
                 MERCURY ADVISORS                  Seeks to maximize total return, consistent with
            725 SOUTH FIGUEROA STREET                  preservation of capital. The Fund invests in
                    SUITE 4000                         bonds of varying maturities with a portfolio
        LOS ANGELES, CALIFORNIA 90017-5400             duration of one to three years.
                  LEGAL COUNSEL
            GARDNER, CARTON & DOUGLAS
              321 NORTH CLARK STREET
             CHICAGO, ILLINOIS 60610
             INDEPENDENT ACCOUNTANTS
            PRICEWATERHOUSECOOPERS LLP
            100 EAST WISCONSIN AVENUE
            MILWAUKEE, WISCONSIN 53202
                   DISTRIBUTOR
              FAM DISTRIBUTORS, INC.
                  P.O. BOX 9081
         PRINCETON, NEW JERSEY 08543-9081
                  TRANSFER AGENT
          FINANCIAL DATA SERVICES, INC.
                  P.O. BOX 41621
         JACKSONVILLE, FLORIDA 33232-1621
                    CUSTODIAN
          BROWN BROTHERS HARRIMAN & CO.
                 40 WATER STREET
         BOSTON, MASSACHUSETTS 02109-3661

               THIS MATERIAL MUST BE PRECEDED                            MERCURY ADVISORS: INVESTMENT ADVISER
              OR ACCOMPANIED BY A PROSPECTUS.

                        [HOTCHKIS AND WILEY FUNDS LOGO]

DEAR SHAREHOLDER:

We are pleased to present to you the annual report of the Hotchkis and Wiley Low Duration Fund for the fiscal year ended June 30, 2000.

A booming economy is fundamentally bad for the bond market as it signals potential future inflationary pressures resulting from an excess of demand relative to supply. The past twelve months were no exception. The economy grew at an estimated 6.0% rate during the last twelve months. Consumer spending, the result of full employment and a booming equity market, has been the key driver of this torrid growth. Investment spending has also been a vital component of growth as corporations have invested in productivity-enhancing technology in order to remain competitive. These productivity enhancements have kept inflation contained, particularly relative to such strong economic growth, but recently signs of increasing inflation began to emerge.

Meanwhile, technical changes in the market became increasingly important. In spite of a steaming economy, longer-maturity U.S. Treasuries actually rallied as the Treasury Department began to reduce the supply of outstanding debt by purchasing and retiring billion of dollars of bonds. The Treasury buybacks were a result of record federal surpluses and are expected to continue for several years. The increased current demand and anticipation of reduced future supply caused 30-year Treasury yields to fall by 7 basis points during the past year. In the meantime, the Federal Reserve Bank continued to slow the economy by increasing short-term rates. The Fed raised the Federal Funds Rate by 150 basis points in five separate moves over the past twelve months. In sympathy, short-term Treasury rates rose between 83 and 118 basis points.

With short-term rates rising and long-term rates falling, the yield curve continued to invert. In fact, at the end of the period, three-month Treasury yields, at 5.86%, were only 4 basis points lower than 30 year Treasury yields. At the beginning of the period this difference was a more normal 121 basis points.

Non-Treasury sectors of the bond market did not perform nearly as well as Treasuries, particularly longer-maturity issues. Corporate securities suffered as the Fed raised rates and investors fled to higher quality positions. In general, lower quality and longer maturity corporate bonds fared the worst. Many below-investment-grade bonds posted negative total returns for the twelve-month period as the negative price effects of spread widening more than offset their initial yield advantage. Floating-rate debt, the coupon payments of which adjust upwards as rates rise, outperformed fixed-rate issues. Adjusted for duration differences, mortgage- and asset-backed securities performed in-line with the overall market. However, in both cases, longer-maturity issues underperformed shorter-maturity issues. Non-U.S. bonds posted fairly weak returns as global growth remained strong. However, emerging market issues were extremely strong, bouncing back as those economies regained some momentum.

The Fund was positioned for rising interest rates, and this duration decision added to relative returns. In terms of yield curve strategy, or maturity structure, the Fund's overweight of longer-maturity issues contributed to the outperformance of the Fund compared to the Merrill Lynch 1-3 Year U.S. Treasury
Note Index. Sector strategies, on balance, detracted from relative returns. In general, holdings of non-Treasury issues for additional yield had a negative impact. Specifically, overweighting corporates with limited use of below-investment-grade issues detracted from performance. A neutral to slight underweighting of mortgage-backed securities did not significantly impact the portfolio. A larger-than-index allocation to asset-backed securities improved performance. Finally, security selection added to returns primarily through large positions in floating-rate securities and Treasury Inflation Protected Securities.

We appreciate your continued support and look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Nancy D. Celick
Nancy D. Celick
President
HOTCHKIS AND WILEY FUNDS

The opinions expressed in the Shareholder letter are as of June 30, 2000. They are subject to change and any forecasts made cannot be guaranteed. The Fund may not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities.

                       LOW DURATION FUND - INVESTOR CLASS
                          MAY 18, 1993 - JUNE 30, 2000
[LOW DURATION FUND LINE GRAPH]

                                                                                               MERRILL LYNCH 1-3 YR U.S. TREASURY
                                                                   LOW DURATION FUND                         INDEX
                                                                   -----------------           ----------------------------------
                                                                         10000                                10000
Jun-93                                                                   10053                                10058
                                                                         10580                                10202
                                                                         10713                                10262
                                                                         10873                                10211
Jun-94                                                                   10962                                10219
                                                                         11149                                10320
                                                                         11274                                10320
                                                                         11617                                10667
Jun-95                                                                   12084                                11010
                                                                         12330                                11175
                                                                         12711                                11456
                                                                         12818                                11494
Jun-96                                                                   12989                                11610
                                                                         13239                                11802
                                                                         13503                                12026
                                                                         13627                                12105
Jun-97                                                                   14000                                12372
                                                                         14272                                12614
                                                                         14528                                12826
                                                                         14737                                13015
Jun-98                                                                   15003                                13214
                                                                         15362                                13620
                                                                         15348                                13724
                                                                         15420                                13806
Jun-99                                                                   15479                                13885
                                                                         15689                                14060
                                                                         15839                                14144
                                                                         16014                                14321
Jun-00                                                                   16315                                14567

                                                         Ended 6/30/00
                                                         -------------
Investor Class                                          Fund     ML 1-3
-----------------------------------------------------------------------
One Year                                                5.40%    4.91%
-----------------------------------------------------------------------
Five Years                                              6.19%    5.76%
-----------------------------------------------------------------------
Since Inception (5/18/93)                               7.11%    5.42%
-----------------------------------------------------------------------
Distributor Class
-----------------------------------------------------------------------
Since Inception (9/24/99)                               3.83%    3.73%
-----------------------------------------------------------------------

HOW A $10,000 INVESTMENT HAS GROWN:

    The chart above shows the growth of a $10,000 investment in the Fund as compared to the performance of the Merrill Lynch 1-3 Year U.S. Treasury Note Index. The table below the chart shows the average annual total returns of an investment over various periods.

    Total returns and average annual total returns for the Fund are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. The investment adviser pays annual operating expenses in excess of 0.58% and 0.83% of the average net assets of the Investor Class and Distributor Class, respectively. Were the investment adviser not to pay such expenses, net returns would be lower. Investment returns and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

    The Distributor Class pays an annual 0.25% 12b-1 fee.

    The Fund may invest a portion of its assets in non-investment grade debt securities, commonly referred to as high yield or "junk" bonds, which may be subject to greater market fluctuations and risk of loss of income and principal than securities in higher rating categories. The Fund may also invest a portion of its assets in emerging market and other foreign securities, which involve special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.

    The Merrill Lynch 1-3 Year U.S. Treasury Note Index is an unmanaged index of Treasury securities with maturities of one to three years, which securities are guaranteed as to the timely payment of principal and interest by the U.S. government. The Fund owns securities not reflected in this Index or guaranteed. The Index does not reflect payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index.

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                               LOW DURATION FUND

       CORPORATE BONDS            Principal
      AND NOTES -- 39.5%           Amount          Value
------------------------------------------------------------
AEROSPACE/DEFENSE -- 0.6%
 ............................................................
Raytheon Company, (Acquired
  3/02/2000, cost $2,000,000),
  7.4700%, 3/01/2000 # r         $ 2,000,000    $  1,998,784
------------------------------------------------------------
BANKS -- 3.0%
 ............................................................
Korea Development Bank,
  (Acquired 9/23/1999, cost
  $747,570), 7.6250%,
  10/01/2002 r                       750,000         744,806
 ............................................................
Sovereign Bancorp:
  (Acquired 6/10/1999, cost
  $647,733) 6.6250%, 3/15/2001
  r                                1,700,000       1,670,495
 ............................................................
  10.2000%, 6/30/2005              5,350,000       5,408,636
 ............................................................
Wells Fargo Bank, N.A., CLB
  8/01/2000, 6.8913%,
  5/02/2005 #                      3,000,000       2,995,644
 ..................... ......................       ---------
                                                  10,819,581
------------------------------------------------------------
CABLE TELEVISION -- 2.3%
 ............................................................
Cox Enterprises, Inc.,
  (Acquired 5/01/2000 and
  5/10/2000, cost $8,400,002),
  7.5525%, 5/01/2003 # r           8,400,000       8,384,687
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 0.4%
 ............................................................
Pioneer-Standard Electronics,
  Inc., 8.5000%, 8/01/2006         1,500,000       1,444,373
------------------------------------------------------------
ELECTRIC: INTEGRATED -- 2.3%
 ............................................................
Empresa Nacional de
  Electricidad SA
  (Endesa-Chile), 8.5000%,
  4/01/2009                        1,200,000       1,171,207
 ............................................................
SCANA Corporation, (Acquired
  1/31/2000, cost $7,300,000),
  CLB 8/08/2000, 7.1525%,
  2/08/2002 # r                    7,300,000       7,299,234
 ..................... ......................       ---------
                                                   8,470,441
------------------------------------------------------------
EUROBANKS -- 10.0%
 ............................................................
Credit Industriel et
  Commercial (CIC), 7.4750%,
  6/29/2049 #                      7,250,000       6,945,137
 ............................................................
ForeningsSparbanken AB
  (Swedbank), CLB 12/15/2000,
  7.9410%, 12/15/2049 #            9,250,000       9,250,897
 ............................................................

                                  Principal
                                   Amount          Value
------------------------------------------------------------
Nordbanken, CLB 10/25/2001,
  6.9338%, 10/29/2049 #          $ 6,680,000    $  6,653,614
 ............................................................
Okobank, CLB 10/25/2001,
  7.2975%, 9/29/2049 #             5,620,000       5,610,581
 ............................................................
Robert Fleming Capital Ltd.,
  CLB 5/07/2001, 7.3450%,
  5/07/2006 #                      4,000,000       3,981,048
 ............................................................
Skandinavinska Enskilda
  Banken, CLB 6/28/2003,
  7.2550%, 6/29/2049 #             3,700,000       3,650,124
 ..................... ......................       ---------
                                                  36,091,401
------------------------------------------------------------
FINANCIAL SERVICES -- 12.5%
 ............................................................
Associates Corp. N.A.,
  6.9025%, 5/08/2003 #             4,000,000       3,999,124
 ............................................................
AT & T Capital Corp., 6.7800%,
  10/24/2000 #                     2,750,000       2,752,040
 ............................................................
Countrywide Home Loan:
  6.5810%, 1/21/2003 #             3,250,000       3,236,304
 ............................................................
  7.3275%, 3/16/2005 #             3,550,000       3,504,141
 ............................................................
Ford Motor Credit Company,
  7.8750%, 6/15/2010               2,350,000       2,350,752
 ............................................................
Fuji Finance Grand Cayman:
  7.3000%, 3/29/2049 #             6,600,000       6,410,633
 ............................................................
  CLB 8/08/2002, 7.1137%,
  8/29/2049 #                      2,400,000       2,331,247
 ............................................................
Golden State Holdings, CLB
  8/01/2000, 7.3913%,
  8/01/2003 #                      9,900,000       9,428,790
 ............................................................
Lehman Brothers Holdings,
  7.2900%, 6/01/2001 #               800,000         800,499
 ............................................................
Pemex Finance Ltd., 5.7200%,
  11/15/2003                       5,027,750       4,890,719
 ............................................................
Textron Financial Corp.,
  6.5810%, 9/17/2002 #             5,500,000       5,502,150
 ..................... ......................       ---------
                                                  45,206,399
------------------------------------------------------------
OIL: INTEGRATED -- 2.6%
 ............................................................
Ashland, Inc., CLB 3/07/2001,
  7.3925%, 3/07/2003 #             1,800,000       1,793,936
 ............................................................
LG-Caltex Oil Corp., 7.5950%,
  10/29/2001 #                     4,500,000       4,494,100
 ............................................................

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                               LOW DURATION FUND

                                  Principal
                                   Amount          Value
------------------------------------------------------------
YPF Sociedad Anonima, 8.0000%,
  2/15/2004                      $ 3,325,000    $  3,233,563
 ..................... ......................       ---------
                                                   9,521,599
------------------------------------------------------------
RETAIL -- 1.7%
 ............................................................
Great Atlantic & Pacific Tea,
  7.7000%, 1/15/2004               6,433,000       6,141,354
------------------------------------------------------------
TELECOMMUNICATIONS -- 2.6%
 ............................................................
Sprint Capital Corp., 7.6250%,
  6/10/2002                        3,300,000       3,313,721
 ............................................................
Sprint Spectrum L.P., CLB
  8/15/2001, 11.0000%,
  8/15/2006                        3,040,000       3,273,195
 ............................................................
Telefonica de Argentina S.A.,
  11.8750%, 11/01/2004             2,600,000       2,723,500
 ..................... ......................       ---------
                                                   9,310,416
------------------------------------------------------------
TRUCKING & LEASING -- 1.0%
 ............................................................
Amerco, Inc., 8.8000%,
  2/04/2005                        3,650,000       3,495,963
------------------------------------------------------------
TRANSPORTATION -- 0.5%
 ............................................................
Bombardier Capital, Inc.,
  (Acquired 1/22/1999, cost
  $1,721,447), 6.0000%,
  1/15/2002 r                      1,725,000       1,684,702
------------------------------------------------------------
Total corporate bonds and
  notes (cost $142,870,435)                      142,569,700
------------------------------------------------------------

      GOVERNMENT AGENCY
       MORTGAGE-BACKED
     SECURITIES -- 12.3%
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.6%
 ............................................................
Federal Home Loan Mortgage Corporation:
  1564 SB, 7.2799%, 8/15/2008
  #                                  512,496         507,502
 ............................................................
  1336 H, CLB, 7.7500%,
  1/15/2021                           72,831          73,058
 ............................................................
  1617 D, 6.5000%, 11/15/2023         71,000          65,569
 ............................................................

                                  Principal
                                   Amount          Value
------------------------------------------------------------
  2118 Z, CLB, 6.5000%,
  12/15/2028                     $   340,963    $    257,438
 ............................................................
Federal National Mortgage Association:
  1991-153 N, 7.5000%,
  2/25/2007                          102,655         102,524
 ............................................................
  1993-6 S, 6.2825%, 1/25/2008
  #                                  869,827         822,701
 ............................................................
  1993-175 SD, 7.7393%,
  9/25/2008 #                      2,014,500       1,927,750
 ............................................................
  1988-26 C, 7.5000%,
  7/25/2018                            9,301           9,267
 ............................................................
  1991-147K, 7.0000%,
  1/25/2021                              173             173
 ............................................................
  1992-138 O, 7.5000%,
  7/25/2022                            1,828           1,821
 ............................................................
  1993-45 SB, 8.6440%,
  4/25/2023 #                        406,833         350,563
 ............................................................
  1997-59 SU, 7.4143%,
  9/25/2023 #                        706,053         676,271
 ............................................................
  1994-60 D, 7.0000%,
  4/25/2024                           30,000          28,352
 ............................................................
  1997-76 FT, 7.0562%,
  9/17/2027 #                        806,098         769,822
 ............................................................
  Pool #514230, 6.2810%,
  9/01/2029                           18,335          17,645
 ..................... ......................       ---------
                                                   5,610,456
------------------------------------------------------------
PASS-THROUGH SECURITIES -- 10.5%
 ............................................................
Federal Home Loan Mortgage
  Corporation, 8.5000%,
  8/15/2030 /\                    22,500,000      22,921,807
 ............................................................
Government National Mortgage
  Association, 8.0000%,
  8/15/2030 /\                    15,000,000      15,140,580
 ..................... ......................       ---------
                                                  38,062,387
------------------------------------------------------------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                               LOW DURATION FUND

                                  Principal
                                   Amount          Value
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 0.2%
 ............................................................
Federal National Mortgage
  Association:
  1993-72 J (IO), 6.5000%,
  12/25/2006                     $   127,869    $      5,997
 ............................................................
  1993-97 L (IO), 7.5000%,
  5/25/2023                           62,170             256
 ............................................................
  1994-53 E (PO), 0.0000%,
  11/25/2023                         517,217         435,676
 ............................................................
  1998-48 CI (IO), 6.5000%,
  8/25/2028                          556,104          97,963
 ..................... ......................       ---------
                                                     539,892
------------------------------------------------------------
Total government agency mortgage-backed
  securities
  (cost $44,311,480)                              44,212,735
------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES -- 34.9%
------------------------------------------------------------
ASSET-BACKED SECURITIES -- 24.1%
 ............................................................
ACC Automobile Receivables
  Trust, (Acquired 6/24/1999,
  cost $1,391,920), CLB,
  1997-C A, 6.4000%, 3/17/2004
  r                                1,388,882       1,380,945
 ............................................................
Asset Backed Funding
  Certificates, CLB, 1999-1
  A2F, 7.6410%, 10/25/2030         3,969,611       3,930,530
 ............................................................
BankBoston Home Equity Loan
  Trust, CLB, 1998-1 A1,
  6.4600%, 4/25/2012                 177,094         176,365
 ............................................................
Champion Auto Grantor Trust,
  (Acquired 3/18/1998, cost
  $236,633), CLB, 1998-A A,
  6.1100%, 10/15/2002 r              236,637         233,850
 ............................................................
CIT Marine Trust, CLB, 1999-A
  A2, 5.8000%, 4/15/2010           4,200,000       4,045,083
 ............................................................
Cityscape Home Equity Loan
  Trust, (Acquired 9/09/1998,
  cost $2,468,481), CLB,
  1996-4 A10, 7.4000%,
  9/25/2027 r                      2,432,001       2,357,521
 ............................................................
COMM, 2000 - FLA2 A, (Acquired
  6/28/2000, cost $4,750,000)
  CLB, 6.7370%, 1/15/2003 # r      4,750,000       4,751,857
 ............................................................

------------------------------------------------------------
                                  Principal
                                   Amount          Value
------------------------------------------------------------
Commercial Financial Services
  Securitized Multiple Asset
  Rated Trust, (Acquired
  9/24/1997, cost $2,256,088),
  1997-5 A1, 7.7200%,
  6/15/2005 r +                  $ 2,256,088    $    676,827
 ............................................................
Commercial Mortgage Acceptance
  Corporation, (Acquired
  3/13/1998, cost $1,265,052),
  CLB, 1996-C2 A2, 7.0328%,
  9/15/2023 # r                    1,123,473       1,112,435
 ............................................................
Countrywide Asset-Backed
  Certificates, CLB, 2000-1
  AV1, 7.2513%, 3/25/2031 #        2,977,103       2,978,964
 ............................................................
Countrywide Home Equity Loan
  Trust, CLB, 1999-A CTFS,
  6.7525%, 4/15/2025 #             1,011,849       1,014,616
 ............................................................
CPS Auto Trust, CLB, 1998-1 A,
  6.0000%, 8/15/2003                 725,138         715,359
 ............................................................
Credit-Based Asset Servicing
  and Securities, CLB,
  2000-CB2 A1A, 7.0613%,
  9/25/2029 #                      4,572,408       4,586,879
 ............................................................
C.S. First Boston Mortgage
  Securities Corp., (Acquired
  8/14/1997, cost $897,895),
  CLB, 1995-WF1 AX, 1.3350%,
  12/21/2027 # r                  14,255,347         465,651
 ............................................................
Firstplus Home Loan Trust,
  CLB, 1998-4 A4, 6.3200%,
  3/10/2017                        5,000,000       4,921,725
 ............................................................
First Tennessee Auto Grantor
  Trust, (Acquired 4/17/1998,
  cost $491,224), CLB, 1998-A
  A, 6.1340%, 4/15/2003 r            491,224         491,263
 ............................................................
First Union-Lehman Brothers
  Commercial Mortgage Trust,
  CLB, 1997-C1 A1, 7.1500%,
  2/18/2004                        4,497,360       4,483,342
 ............................................................
GMAC Mortgage Corporation Loan
  Trust, CLB, 2000-HLTV A1,
  6.8513%, 11/18/2015 #            4,146,856       4,146,130
 ............................................................
GREAT, (Acquired 7/02/1998,
  cost $2,695,527), 1998-1 A1,
  7.3300%, 9/15/2007 r +           2,695,527         808,658
 ............................................................

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                               LOW DURATION FUND

                                  Principal
                                   Amount          Value
------------------------------------------------------------
Green Tree Recreational,
  Equipment & Consumer Trust:
  CLB, 1996-C A1, 6.8913%,
  10/15/2017                     $ 3,907,381    $  3,907,048
 ............................................................
  CLB, 1996-B CTFS, 7.7000%,
  7/15/2018                        2,250,000       2,154,589
 ............................................................
Heilig-Meyers Master Trust,
  (Acquired 2/20/1998, cost
  $4,099,626), CLB, 1998-1A A,
  6.1250%, 1/20/2007 r             4,100,000       3,987,475
 ............................................................
Nationslink Funding
  Corporation:
  CLB, 1999-SL A2, 6.9850%,
  12/10/2001                       2,050,000       2,011,737
 ............................................................
  CLB, 1999-SL A1V, 6.9850%,
  4/10/2007                        2,141,964       2,142,724
 ............................................................
  CLB, 1999-2 A1C, 7.0300%,
  1/20/2008                          580,402         572,337
 ............................................................
Nomura Asset Securities
  Corporation:
  CLB, 1995-MD3 A1A, 8.1700%,
  3/04/2020                        1,794,204       1,814,456
 ............................................................
  CLB, 1995-MD3 A1B, 8.1500%,
  3/04/2020                        2,750,000       2,832,258
 ............................................................
Nomura Depositor Trust,
  (Acquired 6/28/1999, cost
  $12,405,588),
  CLB, 1998-ST1 A3, 7.2312%,
  1/15/2003 # r                   12,738,992      12,570,302
 ............................................................
Resolution Trust Corporation:
  CLB, 1994-C2 G, 8.0000%,
  4/25/2025                        3,563,762       3,402,841
 ............................................................
  CLB, 1994-C1 E, 8.0000%,
  6/25/2026                        6,632,991       6,508,788
 ............................................................
  CLB, 1994-C1 F, 8.0000%,
  6/25/2026                        1,826,520       1,739,131
 ..................... ......................       ---------
                                                  86,921,686
------------------------------------------------------------

                                  Principal
                                   Amount          Value
------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.1%
 ............................................................
Bank of America Mortgage
  Securities, CLB, 2000-2 A2,
  7.5000%, 4/25/2030             $ 5,725,293    $  5,693,832
 ............................................................
Blackrock Capital Finance
  L.P., (Acquired 6/23/1997,
  cost $698,539), CLB, 1997-R2
  AP, 9.4735%, 12/25/2035 # r        702,822         709,851
 ............................................................
Citicorp Mortgage Securities,
  Inc.:
  CLB, 1994-4 A6, 6.0000%,
  2/25/2009                        4,047,944       3,923,166
 ............................................................
  CLB, 1997-3 A2, 6.9200%,
  8/25/2027                           73,243          72,953
 ............................................................
Countrywide Funding
  Corporation, CLB, 1994-17
  A9, 8.0000%, 7/25/2024               4,000           3,991
 ............................................................
Housing Securities, Inc., CLB,
  1994-2 B1, 6.5000%,
  7/25/2009                          187,847         145,992
 ............................................................
Independent National Mortgage
  Corporation, CLB, 1995-A A4,
  8.7500%, 3/25/2025                   2,378           2,371
 ............................................................
Medallion Trust, CLB, 2000-1G
  A1, 6.500%, 7/12/2031 #          4,675,000       4,676,828
 ............................................................
Ocwen Residential MBS Corp.,
  (Acquired 6/18/1998, cost
  $2,493,746), CLB, 1998-R2
  AP, 6.5671%, 11/25/2034 # r      2,496,868       2,372,024
 ............................................................
PNC Mortgage Securities Corp.,
  CLB, 1997-3 1A5, 7.0000%,
  5/25/2027                        4,820,291       4,773,847
 ............................................................
Prudential Home Mortgage
  Securities, Co., CLB,
  1993-36 A10, 7.2500%,
  10/25/2023                         281,776         280,284
 ............................................................
Residential Funding Mortgage
  Securities, Inc.:
  CLB, 1993-S9 A8, 5.9792%,
  2/25/2008 #                         46,510          41,515
 ............................................................
  CLB, 1998-S17 A6, 6.7500%,
  8/25/2028                          699,566         696,674
 ............................................................

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                               LOW DURATION FUND

                                  Principal
                                   Amount          Value
------------------------------------------------------------
Salomon Brothers Mortgage
  Securities VII:
  CLB, 1994-6 A1, 6.9481%,
  5/25/2024 #                    $   305,877    $    304,686
 ............................................................
  CLB, 1998-NC3 A2, 6.4100%,
  8/25/2028                        1,075,000       1,068,502
 ............................................................
Structured Mortgage Asset
  Residential Trust:
  CLB, 1992-3A AA, 8.0000%,
  10/25/2007                          85,814          86,567
 ............................................................
  CLB, 1991-1 H, 8.2500%,
  6/25/2022                           55,289          55,742
 ............................................................
  CLB, 1993-5 AA, 9.7200%,
  6/25/2024 #                         35,352          33,476
 ............................................................
Walsh Acceptance, (Acquired
  3/06/1997, cost $703,402),
  CLB, 1997-2 A, 7.6513%,
  3/01/2027 # r                      697,949         566,144
 ............................................................
Washington Mutual:
  CLB, 2000-1 A1, 6.9413%,
  6/25/2024 #                      5,288,625       5,281,406
 ............................................................
  (Acquired 4/06/2000, cost
  $1,900,000), CLB, 2000-1 B1,
  10.6513%, 1/25/2040 # r          1,900,000       1,900,000
 ..................... ......................       ---------
                                                  32,689,851
------------------------------------------------------------
PASS-THROUGH
  SECURITIES -- 0.1%
 ............................................................
Citicorp Mortgage Securities,
  Inc., CLB, 1989-8 A1,
  10.5000%, 6/25/2019                230,305         243,005
------------------------------------------------------------
STRIPPED MORTGAGE-BACKED SECURITIES -- 1.6%
 ............................................................
Asset Securitization
  Corporation,
  1997-D5 ACS1 (IO), 1.8371%,
  2/14/2041 #                     58,446,295       1,920,837
 ............................................................
Chase Commercial Mortgage
  Securities Corporation, CLB,
  1997-1 X (IO), 1.4412%,
  4/19/2015 #                     23,498,472       1,532,218
 ............................................................

                                  Principal
                                   Amount          Value
------------------------------------------------------------
Saxon Asset Securities Trust,
  CLB, 2000-2 AIO, 6.0000%,
  7/25/2030                      $27,000,000    $  2,425,788
 ..................... ......................       ---------
                                                   5,878,843
------------------------------------------------------------
Total non-agency mortgage-
  backed securities
  (cost $131,005,676)                            125,733,385
------------------------------------------------------------
    PREFERRED
  STOCK -- 0.3%                      Shares
------------------------------------------------------------
Home Ownership Funding 2,
  (Acquired 2/20/1997, cost
  $1,500,000) r                        1,500       1,128,000
------------------------------------------------------------
   U.S. TREASURY                   Principal
OBLIGATIONS -- 13.1%                Amount
------------------------------------------------------------
U.S. TREASURY NOTES:
  6.6250%, 5/31/2002             $ 6,500,000       6,526,409
 ............................................................
  5.7500%, 4/30/2003               1,500,000       1,477,500
 ............................................................
U.S. Treasury Inflation Index,
  3.6250%, 7/15/2002 /\/\         39,550,780      39,303,588
------------------------------------------------------------
Total U.S. Treasury
  obligations (cost
  $47,105,471)                                    47,307,497
------------------------------------------------------------
SHORT-TERM
INVESTMENTS -- 10.8%
------------------------------------------------------------
COMMERCIAL PAPER -- 10.7%
 ............................................................
Air Products and Chemicals,
  Inc., 6.8000%, 7/13/2000
  4(2)                             6,250,000       6,235,833
 ............................................................
Edison Mission Midwest,
  6.8000%, 7/13/2000 4(2)          3,300,000       3,292,520
 ............................................................
Enron Corp., 7.1700%,
  7/06/2000 4(2)                  18,000,000      17,982,075
 ............................................................
Fort James Corporation,
  7.2500%, 7/05/2000 4(2)         11,000,000      10,991,139
 ..................... ......................       ---------
                                                  38,501,567
------------------------------------------------------------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 2000
--------------------------------------------------------------------------------
                               LOW DURATION FUND

                                  Principal
                                   Amount          Value
------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 0.1%
 ............................................................
Brown Brothers Call Deposit,
  5.5000%                        $   490,000    $    490,000
------------------------------------------------------------
Total short-term investments
  (cost $38,991,567)                              38,991,567
------------------------------------------------------------
Total investments -- 110.9%
  (cost $405,784,629)                            399,942,884
 ............................................................
Liabilities in excess of other
  assets -- (10.9)%                              (39,152,522)
 ..................... ......................       ---------
Total net assets -- 100.0%                      $360,790,362
------------------------------------------------------------

# -- Variable rate security. The rate listed is as of June 30, 2000.

IO -- Interest Only.

PO -- Principal Only.

CLB -- Callable.

r -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

4(2) -- Restricted Security requiring resale to institutional investors.

+ -- Security Fair Valued under procedures established by the Board of Trustees (See Note 1). Issuer in bankruptcy.

/\ -- When-issued security.

/\/\ -- Security marked as segregated to cover when-issued security.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                     LOW DURATION FUND                        June 30, 2000
---------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................  $399,942,884
  Cash......................................................        60,648
  Dividends and interest receivable.........................     3,461,696
  Receivable for investments sold...........................    48,521,574
  Receivable for fund shares sold...........................     1,807,371
  Prepaid expenses..........................................        24,397
                                                              ------------
      Total assets..........................................   453,818,570
                                                              ------------
LIABILITIES:
  Payable to Adviser........................................        71,273
  Payable for investments purchased.........................    83,249,269
  Payable for Fund shares repurchased.......................     9,303,177
  Dividends payable.........................................       173,302
  Accrued expenses and other liabilities....................       280,282
                                                              ------------
      Total liabilities.....................................    93,077,303
                                                              ------------
      Net assets............................................  $360,741,267
                                                              ============
NET ASSETS CONSIST OF:
  Paid in capital...........................................  $375,754,773
  Undistributed net investment income.......................       521,560
  Undistributed net realized loss on securities.............    (9,693,321)
  Net unrealized depreciation of securities.................    (5,841,745)
                                                              ------------
      Net assets............................................  $360,741,267
                                                              ============
CALCULATION OF NET ASSET VALUE PER SHARE -- INVESTOR CLASS:
  Net assets................................................  $344,734,499
  Shares outstanding (unlimited shares of no par value
    authorized).............................................    35,233,091
  Net asset value per share (offering and redemption
    price)..................................................  $       9.78
                                                              ============
CALCULATION OF NET ASSET VALUE PER SHARE -- DISTRIBUTOR
  CLASS:
  Net assets................................................  $ 16,006,768
  Shares outstanding (unlimited shares of no par value
    authorized).............................................     1,635,721
  Net asset value per share (offering and redemption
    price)..................................................  $       9.79
                                                              ============
*Cost of Investments........................................  $405,784,629
                                                              ============

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                               Year Ended
                     LOW DURATION FUND                        June 30, 2000
---------------------------------------------------------------------------
INVESTMENT INCOME:
  Income
    Dividends...............................................   $   215,070
    Interest................................................    27,162,656
                                                               -----------
        Total income........................................    27,377,726
                                                               -----------
  Expenses
    Advisory fee............................................     1,798,824
    Legal and auditing fees.................................        56,053
    Custodian fees and expenses.............................        82,137
    Accounting and transfer agent fees and expenses.........       527,752
    Administration fee......................................       138,007
    Trustees' fees and expenses.............................        37,240
    Reports to shareholders.................................        87,624
    Registration fees.......................................        48,889
    Distribution fees -- Distributor Class..................        19,883
    Other expenses..........................................        15,690
                                                               -----------
        Total expenses......................................     2,812,099
    Less, expense reimbursement.............................      (524,134)
                                                               -----------
        Net expenses........................................     2,287,965
                                                               -----------
    Net investment income...................................    25,089,761
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on securities and foreign currency....    (7,573,804)
    Net change in unrealized depreciation of securities.....     2,655,387
                                                               -----------
  Net loss on investments...................................    (4,918,417)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $20,171,344
                                                               ===========

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year Ended      Year Ended
LOW DURATION FUND                                             June 30, 2000   June 30, 1999
-------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................  $  25,089,761   $  21,127,218
    Net realized loss on securities and foreign currency....     (7,573,804)       (737,715)
    Net change in unrealized depreciation of securities.....      2,655,387      (9,809,554)
                                                              -------------   -------------
        Net increase in net assets resulting from
        operations..........................................     20,171,344      10,579,949
                                                              -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- INVESTOR
  CLASS:
    Net investment income...................................    (24,709,371)    (21,925,763)
    Net realized gain on securities transactions............             --        (642,509)
                                                              -------------   -------------
        Total dividends and distributions...................    (24,709,371)    (22,568,272)
                                                              -------------   -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- DISTRIBUTOR
  CLASS:
    Net investment income...................................       (553,884)             --
                                                              -------------   -------------
FUND SHARE TRANSACTIONS -- INVESTOR CLASS:
    Net proceeds from shares sold...........................    404,536,259     535,272,077
    Shares issued in connection with payment of dividends
     and distributions......................................     23,252,688      22,210,113
    Cost of shares redeemed.................................   (488,042,330)   (388,657,005)
                                                              -------------   -------------
        Net increase (decrease) in net assets resulting from
        Fund share transactions.............................    (60,253,383)    168,825,185
                                                              -------------   -------------
FUND SHARE TRANSACTIONS -- DISTRIBUTOR CLASS:
    Net proceeds from shares sold...........................     23,192,756              10
    Shares issued in connection with payment of dividends
     and distributions......................................             --              --
    Cost of shares redeemed.................................     (7,093,602)             --
                                                              -------------   -------------
        Net increase in net assets resulting from Fund share
        transactions........................................     16,099,154              10
                                                              -------------   -------------
Total increase (decrease) in net assets.....................    (49,246,140)    156,836,872
NET ASSETS:
    Beginning of year.......................................    409,987,407     253,150,535
                                                              -------------   -------------
    End of year*............................................  $ 360,741,267   $ 409,987,407
                                                              =============   =============
*Including undistributed net investment income of:..........  $     521,560   $     596,912
                                                              =============   =============
CHANGES IN SHARES OUTSTANDING -- INVESTOR CLASS:
    Shares sold.............................................     41,162,121      52,973,511
    Shares issued in connection with payment of dividends
     and distributions......................................      2,371,198       2,201,641
    Shares redeemed.........................................    (49,663,829)    (38,637,818)
                                                              -------------   -------------
        Net increase (decrease).............................     (6,130,510)     16,537,334
                                                              =============   =============
CHANGES IN SHARES OUTSTANDING -- DISTRIBUTOR CLASS:
    Shares sold.............................................      2,358,838               1
    Shares issued in connection with payment of dividends
     and distributions......................................             --              --
    Shares redeemed.........................................       (723,118)             --
                                                              -------------   -------------
        Net increase........................................      1,635,720               1
                                                              =============   =============

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2000

NOTE 1.
ACCOUNTING POLICIES: Hotchkis and Wiley Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Trust was organized as a Massachusetts business trust on August 22, 1984 and consists of ten series of shares comprising the Balanced Fund, the Small Cap Fund, the Equity Income Fund, the International Fund, the Total Return Bond Fund, the Low Duration Fund, the Short-Term Investment Fund, the Mid-Cap Fund, the Global Equity Fund and the Equity Fund for Insurance Companies (collectively, the "Funds"), the assets of which are invested in separate, independently managed portfolios. The accompanying financial statements include financial information for the Low Duration Fund (the "Fund"); financial statements for the other Funds are reported on separately. Investment operations of the Fund began on May 18, 1993. The Fund seeks to maximize total return, consistent with preservation of capital.

Effective April 1, 1999, the Fund issued two classes of shares: Investor Class and Distributor Class. Distributor Class shares are subject to an annual Rule 12b-1 fee of 0.25% of average net assets. Investor Class shares do not pay a 12b-1 fee. Each class of shares for the Fund has identical rights and privileges except with respect to Rule 12b-1 fees paid by the Distributor Class, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Sales of Distributor Class shares commenced September 24, 1999. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Fixed-income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed-income securities for which daily market quotations are not readily available may be valued pursuant to guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from quoted values previously furnished by such market makers. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Mercury Advisors (the "Adviser"), formerly Hotchkis and Wiley, under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. For the Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

INCOME AND EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure. Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

RESTRICTED SECURITIES: The Fund owns investment securities which are unregistered and thus restricted as to resale. Resales of such securities may require registration or be limited to qualified institutional buyers. At June 30, 2000, the Fund had restricted securities with an aggregate market value of $95,797,078, representing 27% of the net assets of the Fund. Of this amount, the Fund had restricted securities that were determined to the illiquid pursuant to guidelines adopted by the Board of Trustees with an aggregate market value of $2,051,629, representing 1% of the net assets of the Fund.

WHEN-ISSUED SECURITIES: The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund maintains at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Adviser with which certain officers and Trustees of the Trust are affiliated. The Adviser is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.46% as applied to the Fund's daily net assets. The Adviser has contractually agreed to pay all operating expenses in excess of 0.58% for the Investor Class and 0.83% for the Distributor Class as applied to each class's daily net assets through June 30, 2001. For the year ended June 30, 2000, the Adviser paid $524,134 of operating expenses on behalf of the Fund.

The Trust has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan") that allows the Distributor Class of the Fund to make payments to administrators, broker/dealers or other institutions that provide accounting, recordkeeping or other services to investors and that have an administrative services agreement with the Trust or the Adviser to make Distributor Class shares available to their clients ("Recipients"). Recipients are paid an annual rate of 0.25% of the average net assets of the Distributor Class shares invested through the Recipient as compensation for providing distribution-related services such as advertising, printing and mailing prospectuses to potential investors and training sales personnel regarding the Fund. During the year ended June 30, 2000, the Distributor Class of the Fund incurred expenses of $19,883 pursuant to the 12b-1 Plan.

Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Accounting and transfer agent fees and expenses in the Statement of Operations.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Trust entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Trust together with certain other open-end investment companies advised by Merrill Lynch Investment Managers, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement for the year ended June 30, 2000.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the year ended June 30, 2000, were as follows:

                                                           Purchases                          Sales
                                                 ------------------------------   ------------------------------
                     Fund                        U.S. Government      Other       U.S. Government      Other
----------------------------------------------------------------------------------------------------------------
Low Duration Fund..............................   $310,060,918     $337,412,071    $348,230,528     $330,265,563

As of June 30, 2000, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                   Net
                                                               Appreciation    Appreciated   Depreciated
                            Fund                              (Depreciation)   Securities    Securities
--------------------------------------------------------------------------------------------------------
Low Duration Fund...........................................    $(5,841,745)   $1,759,225    $(7,600,970)

At June 30, 2000, the cost of investments for federal income tax purposes was $405,784,629. Any differences between book and tax are due primarily to wash sale losses. At June 30, 2000, the Fund deferred, on a tax basis, post-October losses of $5,886,780. Such amounts may be used to offset future capital gains. The Fund utilized $1,293,682 of post-October losses from the prior year to offset current year net capital gains. At June 30, 2000, the Fund had accumulated net realized capital loss carryovers of $723,707 expiring in 2007 and $3,033,738 expiring in 2008.

NOTE 5.
SUBSEQUENT EVENTS. The Board of Trustees has approved, effective on or about October 5, 2000, (i) a change in the name of the Fund to Mercury Low Duration Fund, (ii) the establishment of a multi-class load distribution structure and
(iii) the transfer of the Fund's assets to a "master" fund in a master/feeder structure (subject to shareholder approval).

NOTE 6.
FEDERAL TAX DISCLOSURE (UNAUDITED). For the year ended June 30, 2000, 13% of dividends distributed were derived from interest on U.S. government securities which is generally exempt from state income tax. For the year ended June 30, 2000, 1% of ordinary distributions paid qualifies for the dividend received deduction available to corporate shareholders.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                          Distributor Class
                                                              Investor Class                             -------------------
                                                            Year Ended June 30,                          September 24, 1999*
                                        -----------------------------------------------------------            through
          LOW DURATION FUND              2000         1999         1998         1997         1996           June 30, 2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year....  $  9.91      $ 10.20      $ 10.23      $ 10.12      $ 10.15            $ 9.95
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income.............     0.65         0.60         0.66         0.66         0.68              0.51
    Net realized and unrealized gain
      (loss) on investments...........    (0.13)       (0.28)        0.05         0.10         0.06             (0.14)
                                        -------      -------      -------      -------      -------            ------
    Total from investment
      operations......................     0.52         0.32         0.71         0.76         0.74              0.37
                                        -------      -------      -------      -------      -------            ------
  LESS DISTRIBUTIONS:
    Dividends (from net investment
      income).........................    (0.65)       (0.59)       (0.68)       (0.64)       (0.72)            (0.53)
    Distributions (from realized
      gains)..........................       --        (0.02)       (0.06)       (0.01)       (0.05)               --
                                        -------      -------      -------      -------      -------            ------
    Total distributions...............    (0.65)       (0.61)       (0.74)       (0.65)       (0.77)            (0.53)
                                        -------      -------      -------      -------      -------            ------
Net Asset Value, End of Year..........  $  9.78      $  9.91      $ 10.20      $ 10.23      $ 10.12            $ 9.79
                                        =======      =======      =======      =======      =======            ======
TOTAL RETURN..........................     5.40%        3.15%        7.19%        7.79%        7.47%             3.83%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)....  $344.73      $409.99      $253.15      $171.21      $189.16            $16.01
Ratio of expenses to average net
  assets:
    Before expense reimbursement......     0.72%        0.64%        0.65%        0.66%        0.60%             0.98%+
    After expense reimbursement.......     0.58%        0.58%        0.58%        0.58%        0.58%             0.83%+
Ratio of net investment income to
  average net assets:
    Before expense reimbursement......     6.29%        5.65%        6.39%        6.26%        7.07%             6.33%+
    After expense reimbursement.......     6.43%        5.71%        6.46%        6.34%        7.09%             6.48%+
Portfolio turnover rate...............      182%         201%         119%         202%          50%              182%

*   Commencement of operations.
+   Annualized.
++  Not Annualized.

                     See Notes to the Financial Statements

HOTCHKIS

AND WILEY FUNDS
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of Hotchkis and Wiley Funds and Shareholders of the Hotchkis and Wiley Low Duration Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Hotchkis and Wiley Low Duration Fund (one of the ten portfolios of Hotchkis and Wiley Funds, the "Fund") at June 30, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Milwaukee, WI
August 17, 2000